Business Combinations And Capital Reorganization - Schedule of Impact On Earnings Per Share As A Result Of Reorganization (Detail)	Dec. 31, 2020 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	392,118	172,151,148	161,409,576
Shares for Basic EPS Wallbox Chargers	392,118
Exchange ratio	240.99
Adjusted number of shares	94,496,837
Ordinary shares [member] | Common Stock Class A [Member]
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	280,737
Ordinary shares [member] | Common Stock Class B [Member]
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	111,381